Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

Cash and cash equivalents
in € THOUS
	2022	2021
Cash	911,015	925,134
Securities and time deposits	362,772	556,521
Cash and cash equivalents	1,273,787	1,481,655